Other Payables (Tables)	12 Months Ended
Dec. 31, 2025
Other Payables [Abstract]
Schedule of Other Payables
	December 31
	2025	2024
	U.S. dollars in thousands
Accrued expenses	4,127	605
Provision for income taxes, net	126	1,409
Employees and related institutions	3,677	2,470
	7,930	4,484